Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 01, 2018
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Jun. 01, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	May 30, 2018
Equable Shares Small Cap Fund Series 1 | Class I
Prospectus:
Trading Symbol	EQSIX